Derivative financial instruments (Tables)	12 Months Ended
Mar. 31, 2024
Summary of Notional and Fair Value Amounts of Derivative Instruments Outstanding

		Fair value
		Derivative receivables (2)		Derivative payables (2)
2023	Notional amount (1)	Designated as hedges	Not designated as hedges	Designated as hedges	Not designated as hedges

	(in billions of yen)
Interest rate contracts	1,991,016	—	8,374	—	8,517
Foreign exchange contracts	257,392	—	4,222	—	4,013
Equity-related contracts	7,149	—	145	—	197
Credit-related contracts	22,748	—	144	—	126
Other contracts	898	—	47	—	43

Total	2,279,203	—	12,932	—	12,896

		Fair value
		Derivative receivables (2)		Derivative payables (2)
2024	Notional amount (1)	Designated as hedges	Not designated as hedges	Designated as hedges	Not designated as hedges

	(in billions of yen)
Interest rate contracts	2,297,499	—	8,668	—	8,712
Foreign exchange contracts	300,337	—	5,612	—	5,582
Equity-related contracts	15,914	—	340	—	394
Credit-related contracts	22,969	—	214	—	180
Other contracts	1,039	—	40	—	50

Total	2,637,757	—	14,874	—	14,918

Notes:
(1)	Notional amount includes the sum of gross long and gross short third-party contracts.
(2)	Derivative receivables and payables are recorded in Trading account assets and Trading account liabilities, respectively.

Summary of Notional and Fair Value Amounts of Credit Derivatives
The following table summarizes the notional and fair value amounts of credit derivatives at March 31, 2023 and 2024:

	2023		2024
	Notional amount	Fair value	Notional amount	Fair value

	(in billions of yen)
Credit protection written:
Investment grade	4,497	31	6,183	110
Non-investment grade	5,774	62	3,962	37

Total	10,271	93	10,145	147

Credit protection purchased	12,477	(75)	12,824	(114)

Note:
The rating scale is based upon either the external ratings or the internal ratings of the underlying reference credit. The lowest investment grade rating is considered to be
BBB-,
while anything below or unrated is considered to be
non-investment
grade.
Non-investment
grade credit derivatives primarily consist of unrated credit default swap indices such as CDX and iTraxx.

Maximum Potential Amount of Future Payments for Credit Protection Written by Expiration Period
The following table shows the maximum potential amount of future payments for credit protection written by expiration period at March 31, 2023 and 2024:

	Maximum payout/Notional amount
	2023	2024

	(in billions of yen)
One year or less	331	1,254
After one year through five years	9,585	8,610
After five years	355	281

Total	10,271	10,145

Note:
The maximum potential amount of future payments is the aggregate notional amount of the credit derivatives where the Group wrote the credit protection, and it has not been reduced by the effect of any amounts that the Group may possibly collect on the underlying assets and the related cash flows, nor netted against that of credit protection purchased.

Quantitative Information about Derivative Instruments with Credit-risk-related Contingent Features
The following table shows the quantitative information about derivative instruments with credit-risk-related contingent features at March 31, 2023 and 2024:

	2023	2024

	(in billions of yen)
Aggregate fair value of derivative instruments with credit-risk-related contingent features in net liability positions	814	1,304
Collateral provided to counterparties in the normal course of business	663	1,025
Amount required to be posted as collateral or settled immediately if credit-risk-related contingent features were triggered	151	279

Not Designated as Hedging Instrument
Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance
The following table summarizes gains and losses on derivatives not designated or qualifying as hedges during the fiscal years ended March 31, 2022, 2023 and 2024:

	Gains (losses) recorded in income
	2022	2023	2024

	(in millions of yen)
Interest rate contracts	(130,312)	(508,743)	(22,003)
Foreign exchange contracts	145,979	317,459	387,591
Equity-related contracts	728,226	534,615	240,277
Credit-related contracts (Note)	(13,877)	(3,857)	(3,053)
Other contracts	7,762	59,599	(42,005)

Total	737,778	399,073	560,806

Note:
Amounts include the net gains (losses) of ¥(605) million, ¥(653) million and ¥(952) million on the credit derivatives economically managing the credit risk of loans during the fiscal years ended March 31, 2022, 2023 and 2024, respectively.